NATCITY INVESTMENTS, INC.
                 251 NORTH ILLINOIS STREET, SUITE 500
                      INDIANAPOLIS, INDIANA 46204






August 1, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Midwest Equity Trust, Financial Securities Series
          1-1933 Act File No. 33-50138
          CERTIFICATION PURSUANT TO RULE 497(J)

Dear Sir or Madam:

     Midwest Equity Trust, Financial Securities Series 1 (the "Registrant") filed Post-Effective Amendment No. 4 to its Registration Statement on Form S-6 (Reg. No. 33-50138) (the "Amendment") with the Commission on July 29, 1997. Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Act"), the Amendment became effective automatically on July 31, 1997. In lieu of filing the Registrant's Prospectus dated July 31, 1997 pursuant to Rule 497(b) under the Act, NatCity Investments, Inc., as sponsor of the Registrant, hereby certifies pursuant to Rule 497(j) that:

     1.   The form of prospectus that would have been filed under paragraph
          (b) of Rule 497 would not have differed from that contained in the Amendment; and

     2.   The text of the Amendment has been filed electronically.

                              Sincerely,

                              /s/ J. Douglas Townsend

                              J. Douglas Townsend